Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Total inventories	$ 44,569	$ 36,476
Intravenous drugs
Inventory [Line Items]
Total inventories	32,388	25,674
Oral pharmaceuticals
Inventory [Line Items]
Total inventories	$ 12,181	$ 10,802